Description of Business	12 Months Ended
Jan. 31, 2019
Description Of Business
Description of Business

Description of business

Naked Brand Group Limited (“the Group”) is a designer, distributor, wholesaler and retailer of women’s and men’s intimates apparel globally. The Group sells its merchandise through retail and outlet stores in New Zealand and Australia, wholesale operations in New Zealand, Australia, the United States and Europe, and through online channels. The Group operates both licenced and owned brands, including the following:

Licenced brands:

Heidi Klum, Fredericks of Hollywood

Owned brands:

Pleasure State, Davenport, Lovable, Bendon, Fayreform, Naked, VaVoom, Evollove, Hickory

The financial report covers Naked Brand Group Limited and its controlled entities (‘the Group’). Naked Brand Group Limited is a for-profit Group, incorporated and domiciled in Australia.

During the year the following significant changes occurred, of which there is further disclosure contained within this report:

●	On 19th June 2018, Bendon Limited (Bendon) and Naked Brand Group Inc. (Naked) completed a business combination pursuant to the Merger Agreement.
●	On 30th June 2018, the licence agreement with Stella McCartney was terminated
●	On 15th November 2018 the Group entered into a Stock Purchase Agreement with the shareholders of FOH Online Corp Inc (FOH)

The financial report was authorised for issue by the Directors on[13  June 2019.

Comparatives are consistent with prior years, unless otherwise stated.

The amounts in the financial statements have been rounded to the nearest thousand dollars.